Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income	$ 228,655	$ 208,655	$ 240,622
Other comprehensive income, (loss) net of tax:
Foreign currency translation differences	7,362	(19,705)	8,169
Unrealized gains (losses) on derivative instruments, net of tax	9,965	3,805	(22,224)
Pension and other post-retirement benefit plans, net of tax	(66,806)	7,970	(662)
Unrealized losses on available-for-sale marketable securities, net of tax	0	(11)	(6)
Other Comprehensive Income (Loss), Net of Tax	(49,479)	(7,941)	(14,723)
Total comprehensive income	179,176	200,714	225,899
Less: comprehensive income attributable to non-controlling interest	(1,338)	(1,268)	(2,261)
Comprehensive income attributable to Elbit Systems Ltd.’s shareholders	$ 177,838	$ 199,446	$ 223,638